Investment Securities (Contractual maturities) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Amortized cost
Within one year	$ 495
After one year through five years	2,556
After five years through ten years	4,846
After ten years	17,648
Estimated fair value
Within one year	501
After one year through five years	2,745
After five years through ten years	5,097
After ten years	$ 20,248